AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 2026

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 530	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 533

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

250 Broadway, 24th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 09, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 384 to its Registration Statement until October 09, 2026. Post-Effective Amendment No. 384 to the Trust’s Registration Statement relates to GraniteShares 2x Long AIQ Daily ETF, GraniteShares 2x Long REMX Daily ETF, GraniteShares 2x Long HACK Daily ETF, GraniteShares 2x Long BOTZ Daily ETF, GraniteShares 2x Long NUKZ Daily ETF, GraniteShares 2x Long LIT Daily ETF, GraniteShares 2x Long WGMI Daily ETF, GraniteShares 2x Long UFO Daily ETF, GraniteShares 2x Long SHLD Daily ETF, GraniteShares 2x Long GUNR Daily ETF, GraniteShares 2x Long PAVE Daily ETF, GraniteShares 2x Long SILJ Daily ETF, GraniteShares 2x Long URA Daily ETF, GraniteShares 2x Long XME Daily ETF, GraniteShares 2x Long MLPX Daily ETF and GraniteShares 2x Long BIZD Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940, filed on December 15, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 18th day of September 2026.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	September 18, 2026
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	September 18, 2026
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	September 18, 2026
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 3, filed December 18, 2017.